ACCUMULATED OTHER COMPREHENSIVE LOSS, Summary of Changes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in AOCL [Roll Forward]
Balance at beginning of period		$ 264,933	$ 248,980	$ 252,339
Cumulative effect of change in accounting			352
Balance at beginning of period, as adjusted			249,332
Other comprehensive income (loss) before reclassifications		(3,878)	2,973	(2,876)
Amounts reclassified from AOCL		(231)	(128)	(196)
Other comprehensive income (loss)		(4,109)	2,845	(3,072)
Disproportionate tax effects due to change in tax rate			0
Reclassification of certain deferred tax effects	[1]		(36)
Balances at end of period		338,994	264,933	248,980
Accumulated Other Comprehensive Loss [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(5,999)	(9,108)	(6,036)
Cumulative effect of change in accounting			300
Balance at beginning of period, as adjusted			(8,808)
Other comprehensive income (loss)		(4,109)	2,845	(3,072)
Balances at end of period		(10,108)	(5,999)	(9,108)
Unrealized Losses on Securities Available For Sale [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(470)	(3,310)	(238)
Cumulative effect of change in accounting			300
Balance at beginning of period, as adjusted			(3,010)
Other comprehensive income (loss) before reclassifications		(3,671)	2,763	(2,876)
Amounts reclassified from AOCL		(44)	(140)	(196)
Other comprehensive income (loss)		(3,715)	2,623	(3,072)
Disproportionate tax effects due to change in tax rate			(83)
Reclassification of certain deferred tax effects	[1]		0
Balances at end of period		(4,185)	(470)	(3,310)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(5,798)	(5,798)	(5,798)
Cumulative effect of change in accounting			0
Balance at beginning of period, as adjusted			(5,798)
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Other comprehensive income (loss)		0	0	0
Disproportionate tax effects due to change in tax rate			83
Reclassification of certain deferred tax effects	[1]		(83)
Balances at end of period		(5,798)	(5,798)	(5,798)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		269	0	0
Cumulative effect of change in accounting			0
Balance at beginning of period, as adjusted			0
Other comprehensive income (loss) before reclassifications		(207)	210	0
Amounts reclassified from AOCL		(187)	12	0
Other comprehensive income (loss)		(394)	222	0
Disproportionate tax effects due to change in tax rate			47
Reclassification of certain deferred tax effects	[1]		0
Balances at end of period		(125)	269	0
Disproportionate Tax Effects from Cash Flow Hedges [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		0	0	0
Cumulative effect of change in accounting			0
Balance at beginning of period, as adjusted			0
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Other comprehensive income (loss)		0	0	0
Disproportionate tax effects due to change in tax rate			(47)
Reclassification of certain deferred tax effects	[1]		47
Balances at end of period		$ 0	$ 0	$ 0

[1]	Amounts reclassified to accumulated deficit due to early adoption of ASU 2018-02. See note 1.